Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.